Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth Equity Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.86%♣
Communication Services — 5.67%
Alphabet Class A	23,587	$ 5,734,000
Meta Platforms Class A	1,629	1,196,305
		6,930,305
Consumer Discretionary — 8.20%
Amazon.com †	27,829	6,110,413
Booking Holdings	437	2,359,481
Ferrari	3,199	1,552,219
		10,022,113
Consumer Staples — 1.46%
Coca-Cola	26,977	1,789,115
		1,789,115
Financials — 14.04%
Intercontinental Exchange	22,968	3,869,649
Mastercard Class A	6,740	3,833,779
MSCI	2,036	1,155,247
S&P Global	5,347	2,602,438
Visa Class A	16,662	5,688,074
		17,149,187
Healthcare — 9.43%
Cooper †	15,994	1,096,549
Danaher	15,617	3,096,226
IDEXX Laboratories †	2,104	1,344,225
Intuitive Surgical †	4,458	1,993,751
UnitedHealth Group	5,282	1,823,875
Veeva Systems Class A †	7,253	2,160,741
		11,515,367
Industrials — 7.62%
Broadridge Financial Solutions	7,450	1,774,367
Equifax	9,629	2,470,127
Old Dominion Freight Line	9,616	1,353,740
Verisk Analytics	5,639	1,418,265
Waste Connections	13,059	2,295,772
		9,312,271
Information Technology — 50.35%
Advanced Micro Devices †	7,598	1,229,280
Apple	34,715	8,839,480
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Autodesk †	6,747	$ 2,143,320
Broadcom	7,936	2,618,166
CDW	8,108	1,291,442
Intuit	5,596	3,821,564
Microsoft	31,682	16,409,692
Motorola Solutions	1,592	728,006
NVIDIA	91,275	17,030,090
Salesforce	10,124	2,399,388
Synopsys †	4,098	2,021,912
Taiwan Semiconductor Manufacturing ADR	10,637	2,970,808
		61,503,148
Materials — 1.40%
Vulcan Materials	5,546	1,706,060
		1,706,060
Real Estate — 1.69%
CoStar Group †	24,523	2,069,005
		2,069,005
Total Common Stocks (cost $75,835,932)		121,996,571

Total Value of Securities—99.86% (cost $75,835,932)		121,996,571
Receivables and Other Assets Net of Liabilities—0.14%		166,946
Net Assets Applicable to 6,599,579 Shares Outstanding—100.00%		$122,163,517
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ-FL3 [0925] 1125 (4967853)    1